SPDR® Series Trust
One Lincoln Street
Boston, MA 02111
December 5, 2011
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: File Room
RE:	SPDR Series Trust (“Registrant”) File Nos.: 333-57793, 811-08839
Dear Sir/Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the SPDR® Barclays Capital Investment Grade Floating Rate ETF, a series of the above-referenced Registrant, do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 75 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically and effective on November 30, 2011 (Accession No. 0000950123-11-101215).
Any comments or questions with respect to this filing should be directed to my attention at (617) 662-3909.

Sincerely,
/s/ Ryan M. Louvar
Ryan M. Louvar
Secretary
cc: W. John McGuire, Esq.